Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	0.28188%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$397,732.00

Principal:
Principal Collections	$11,900,752.88
Prepayments in Full	$4,407,551.41
Liquidation Proceeds	$102,652.14
Recoveries	$119,566.18
Sub Total	$16,530,522.61
Collections	$16,928,254.61

Purchase Amounts:
Purchase Amounts Related to Principal	$235,443.34
Purchase Amounts Related to Interest	$674.13
Sub Total	$236,117.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,164,372.08

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,164,372.08
Servicing Fee	$176,106.57	$176,106.57	$0.00	$0.00	$16,988,265.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,988,265.51
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,988,265.51
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,988,265.51
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,988,265.51
Interest - Class A-4 Notes	$139,895.31	$139,895.31	$0.00	$0.00	$16,848,370.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,848,370.20
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$16,760,356.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,760,356.87
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$16,697,214.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,697,214.87
Regular Principal Payment	$15,463,345.48	$15,463,345.48	$0.00	$0.00	$1,233,869.39
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,233,869.39
Residual Released to Depositor	$0.00	$1,233,869.39	$0.00	$0.00	$0.00
Total		$17,164,372.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,463,345.48
Total					$15,463,345.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,463,345.48	$114.12	$139,895.31	$1.03	$15,603,240.79	$115.15
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$15,463,345.48	$9.84	$291,050.64	$0.19	$15,754,396.12	$10.03

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$87,434,568.13	0.6452736	$71,971,222.65	0.5311529
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$166,024,568.13	0.1056277	$150,561,222.65	0.0957897

Pool Information
Weighted Average APR	2.236%	2.234%
Weighted Average Remaining Term	21.11	20.38
Number of Receivables Outstanding	24,119	23,161
Pool Balance	$211,327,887.88	$194,570,326.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$197,460,307.82	$181,996,962.34
Pool Factor	0.1230064	0.1132524

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$12,573,363.79
Targeted Overcollateralization Amount	$44,009,103.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,009,103.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$111,161.98
(Recoveries)		128	$119,566.18
Net Loss for Current Collection Period			$(8,404.20)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0477%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1499%
Second Prior Collection Period			0.2712%
Prior Collection Period			0.1893%
Current Collection Period			-0.0497%
Four Month Average (Current and Prior Three Collection Periods)			0.0652%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,280	$16,031,345.49
(Cumulative Recoveries)			$3,339,176.03
Cumulative Net Loss for All Collection Periods			$12,692,169.46
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7388%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,745.64
Average Net Loss for Receivables that have experienced a Realized Loss			$2,965.46

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.41%	224	$2,744,035.12
61-90 Days Delinquent	0.23%	33	$452,657.19
91-120 Days Delinquent	0.04%	5	$78,551.78
Over 120 Days Delinquent	0.50%	57	$967,241.29
Total Delinquent Receivables	2.18%	319	$4,242,485.38

Repossession Inventory:
Repossessed in the Current Collection Period		9	$154,899.69
Total Repossessed Inventory		29	$556,793.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4360%
Prior Collection Period			0.3524%
Current Collection Period			0.4102%
Three Month Average			0.3995%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7701%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer